Common Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2012	May 31, 2012	Dec. 31, 2012	May 15, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common shares authorized for issuance			1,000,000,000	1,100,000,000	1,000,000,000
Proceeds from initial public offering net of underwriters commissions and discounts		$ 62,600,000	$ 62,557,000
Initial public offering costs		5,500,000
Proceeds from follow-on offering net of underwriters commissions and discounts	15,500,000		16,450,000
Proceeds from exercise of warrants			1,740,000
Percentage of shares owned by funds affiliated with VantagePoint			36.80%
Vantage Point
Class of Stock [Line Items]
Common stock sold	5,000,000
Common stock issued upon the exercise of warrants	338,566
Underwriter purchase of shares to cover over allotment	900,000
Shares issued under underwriter exercise of over allotment	31,313
Proceeds from exercise of warrants	1,740,000
Minimum
Class of Stock [Line Items]
Percentage of outstanding shares of common stock VantagePoint should own to require some actions by Company			25.00%
Percentage of outstanding voting stocks VantagePoint should own to have access to books and records			40.00%
Maximum
Class of Stock [Line Items]
Amount of debt which could be incurred or guaranteed without approval from VantagePoint			20,000,000
Amount of equity which could be issued without approval from VantagePoint over 30 days prior to approval by Board of Directors			12.50%
Acquisition or disposition of stock or assets, including through license or lease without approval from VantagePoint			12.50%
Compensatory plan for individual officer which could be approved by Company without approval from VantagePoint			1,000,000
Compensatory plan for group officer which could be approved by Company without approval from VantagePoint			5,000,000
Percentage of outstanding voting stocks VantagePoint should own so that stockholders may act by written consent to change number of directors			30.00%
Initial Public Offering
Class of Stock [Line Items]
Common stock sold		7,475,000
Common stock price		$ 9.00
Proceeds from initial public offering net of underwriters commissions and discounts		62,600,000
Underwriters Overallotment Option
Class of Stock [Line Items]
Common stock sold		975,000
Follow On Public Offering
Class of Stock [Line Items]
Issuance of common stock	$ 1,000,000
Issuance of common stock, per share	$ 17.50
If VantagePoint owns at least 50% or more of outstanding shares
Class of Stock [Line Items]
Number of directors to be designated, removed or replaced by VantagePoint			3
If VantagePoint owns between 20% and 50% of outstanding shares
Class of Stock [Line Items]
Number of directors to be designated, removed or replaced by VantagePoint			2
If VantagePoint owns between 10% and 20% of outstanding shares
Class of Stock [Line Items]
Number of directors to be designated, removed or replaced by VantagePoint			1
If VantagePoint owns at least 10% of outstanding shares
Class of Stock [Line Items]
Number of directors to be selected to serve on compensation committee, nominating and corporate governance committee and any other special committee of board of directors			1